Share-based payments - Summary of Employee Share Options (Detail)	6 Months Ended
Jun. 30, 2024 shares $ / shares
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares	$ 10.08
SARs forfeited | $ / shares	10
Weighted average exercise price, Outstanding at December 31, | $ / shares	10.09
SARs exercisable | $ / shares	$ 0
Number of share options, outstanding at January 1, | shares	3,642,000
SARs forfeited | shares	12,000
Number of share options, outstanding at December 31, | shares	3,680,000
SARs exercisable | shares	0
Weighted average remaining contract life (years)	6 years 1 month 6 days
Performance Based Options [Member] | Granted On June 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted | $ / shares	$ 11.15
SARs granted | shares	50,000
Additional Grants Under 2020 and 2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares	$ 9.87
SARs forfeited | $ / shares	11.33
SARs exercised | $ / shares	9.88
SARs expired | $ / shares	9.88
Weighted average exercise price, Outstanding at December 31, | $ / shares	10.18
SARs exercisable | $ / shares	$ 10.11
Number of share options, outstanding at January 1, | shares	7,757,974
SARs forfeited | shares	187,179
SARs exercised | shares	87,655
SARs expired | shares	54,407
Number of share options, outstanding at December 31, | shares	8,704,633
SARs exercisable | shares	3,833,364
Weighted average remaining contract life (years)	8 years 2 months 1 day
Additional Grants Under 2020 and 2022 Plan [Member] | Granted On June 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted | $ / shares	$ 12.19
SARs granted | shares	1,275,900
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares	$ 2.81
SARs exercised | $ / shares	1.22
SARs expired | $ / shares	0
Weighted average exercise price, Outstanding at December 31, | $ / shares	2.89
SARs exercisable | $ / shares	$ 2.89
Number of share options, outstanding at January 1, | shares	503,310
SARs exercised | shares	23,207
SARs expired | shares	0
Number of share options, outstanding at December 31, | shares	480,103
SARs exercisable | shares	480,103
Weighted average remaining contract life (years)	3 years 6 months 3 days
Converted Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs forfeited | $ / shares	$ 0
SARs forfeited | shares	0
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares	$ 10
SARs forfeited | $ / shares	0
SARs exercised | $ / shares	10
SARs expired | $ / shares	0
Weighted average exercise price, Outstanding at December 31, | $ / shares	10
SARs exercisable | $ / shares	$ 10
Number of share options, outstanding at January 1, | shares	1,342,648
SARs forfeited | shares	0
SARs exercised | shares	21,748
SARs expired | shares	0
Number of share options, outstanding at December 31, | shares	1,320,900
SARs exercisable | shares	1,320,900
Weighted average remaining contract life (years)	6 years